Friess Brandywine Blue Fund
Schedule of Investments (Unaudited)
March 31, 2022

Shares		Cost	Value
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES
	Entertainment - 2.8%
3,770	Endeavor Group Holdings, Inc. *	$112,139	$111,291
	Interactive Home Entertainment - 3.5%
1,120	Electronic Arts, Inc.	151,545	141,691
	Interactive Media & Services - 3.0%
43	Alphabet, Inc. *	110,315	119,598
Total Communication Services		373,999	372,580

CONSUMER DISCRETIONARY
	Automotive Retail - 3.4%
1,443	Penske Automotive Group, Inc.	122,117	135,238
	Hotels, Resorts & Cruise Lines - 3.5%
59	Booking Holdings, Inc. *	126,831	138,559
	Hotels, Restaurants & Leisure - 3.2%
730	Marriott International Inc/MD *	118,680	128,297
	Internet & Direct Marketing Retail - 3.3%
41	Amazon.com, Inc. *	141,316	133,658
	Leisure Products - 1.8%
1,231	YETI Holdings, Inc. *	111,955	73,835
Total Consumer Discretionary		620,899	609,587

ENERGY
	Oil & Gas Exploration & Production - 3.2%
1,458	Chesapeake Energy Corp.	94,263	126,846
Total Energy		94,263	126,846

FINANCIALS
	Real Estate Investment Trust - 3.0%
474	AvalonBay Communities, Inc.	115,963	117,727
Total Financials		115,963	117,727

HEALTH CARE
	Health Care Equipment & Supplies - 3.0%
1,585	Hologic, Inc. *	117,240	121,760
	Health Care Facilities - 4.2%
1,938	Tenet Healthcare Corp. *	145,343	166,590
	Health Care Providers & Services - 3.0%
236	UnitedHealth Group, Inc.	108,987	120,353
	Life Sciences Tools & Services - 6.5%
3,356	Avantor, Inc. *	125,847	113,500
247	Thermo Fisher Scientific, Inc.	142,319	145,891
Total Health Care		639,736	668,094

INDUSTRIALS
	Construction & Engineering - 5.9%
1,255	MasTec, Inc. *	117,111	109,310
3,243	WillScot Mobile Mini Holdings Corp., Class A *	129,568	126,899
	Electrical Equipment - 7.1%
1,237	Emerson Electric Co.	120,440	121,288
813	Enphase Energy, Inc. *	116,836	164,047
	Industrial Machinery - 2.7%
2,173	Ingersoll Rand, Inc.	123,342	109,410
	Machinery - 2.5%
1,009	Oshkosh Corp.	116,411	101,556
Total Industrials		723,708	732,510

INFORMATION TECHNOLOGY
	Application Software - 4.0%
83	Adobe, Inc. *	48,332	37,816
1,791	The Trade Desk, Inc., Class A *	151,110	124,027
	Communications Equipment - 2.9%
1,910	Ciena Corp. *	117,781	115,803
	Electronic Equipment, Instruments & Components - 3.0%
767	Keysight Technologies, Inc. *	122,350	121,163
	IT Services - 3.0%
452	Globant SA *	123,184	118,456
	Semiconductors - 5.7%
979	Advanced Micro Devices, Inc. *	102,774	107,044
1,708	Marvell Technology, Inc.	98,773	122,481
	Technology Hardware, Storage & Peripherals - 3.2%
3,640	PURE STORAGE, Inc. *	119,578	128,528
Total Information Technology		883,882	875,318

MATERIALS
	Chemicals - 3.3%
1,265	CF Industries Holdings, Inc.	94,025	130,371
	Copper - 4.1%
3,301	Freeport-McMoRan, Inc.	119,470	164,192
	Metals & Mining - 3.3%
3,300	Teck Resources Ltd.	117,283	133,287
Total Materials		330,778	427,850

Total Common Stocks		3,783,228	3,930,512

SHORT-TERM INVESTMENT - 4.2%
Money Market Deposit Account - 4.2%
169,776	U.S. Bank N.A., 0.01% ^	169,776	169,776
Total Money Market Deposit Account		169,776	169,776

Total Short-Term Investment		$169,776	169,776

Total Investments - 102.3%		$3,953,004	4,100,288
Other Assets and Liabilities, Net - (2.3)%			(92,152)
TOTAL NET ASSETS - 100.0%			$4,008,136

*	Non Income Producing.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.
The rate shown is as of March 31, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	3,930,512	-	-	3,930,512
Short-Term Investment	169,776	-	-	169,776
Total Investments in Securities	4,100,288	-	-	4,100,288

Refer to the Schedule of Investments for further information on the classification of investments.